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May 3, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:   Mr. Mark Cowan
        Document Control - EDGAR

RE:     RiverSource Variable Annuity Account ("Registrant")
         RiverSource(R) FlexChoice Select Variable Annuity RiverSource(R) FlexChoice Variable Annuity RiverSource(R) AccessChoice Select Variable Annuity Evergreen Pathways Select Variable Annuity
         Evergreen Pathways Variable Annuity
         Evergreen Privilege Variable Annuity
         Wells Fargo Advantage Choice Variable Annuity
         Wells Fargo Advantage Choice Select Variable Annuity

         File Nos.: 333-139759/811-7195

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant's Post-Effective Amendment No. 20(Amendment). This Amendment was filed electronically on April 20, 2012.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/     Dixie Carroll
     ---------------------------------
     Dixie Carroll
     Assistant General Counsel and
     Assistant Secretary